Nature of Operations	12 Months Ended
Dec. 31, 2024
Nature of Operations [Abstract]
NATURE OF OPERATIONS

NOTE 1 - NATURE OF OPERATIONS:

a.	Gauzy Ltd. (the “Company”) was incorporated in Israel in 2009. The Company is engaged in the development, manufacturing and supply of technologies for operating and control of complex materials. On June 6, 2024, the Company’s ordinary shares began trading on the NASDAQ Global Market under the symbol “GAUZ”, see Note 1(b).

The Company has wholly owned subsidiaries in the United States of America (the “U.S. Subsidiary”), in Germany (the “German Subsidiary”) and in China (the “Chinese Subsidiary”), and a branch in South Korea which commenced activity in the fourth quarter of 2024.

On January 26, 2022, the Company obtained control of Vision Lite SAS, a French société par actions simplifiée which is referred to hereinafter as, “Vision”. The Company, Vision and other subsidiaries together defined as - “the Group”. Vision is engaged in the aeronautics, automotive, railway and marine industries.

b.	Initial Public Offering and Private Placement:

On June 7, 2024, the Company closed its an initial public offering (IPO), in which it issued and sold 4,411,765 shares of ordinary shares at an IPO price $17.00 per share, resulting in net proceeds of $68.25 million after deducting $6.75 million of underwriting discounts and commissions.

The underwriters were granted an option, exercisable for a period of 30 days from the pricing date of the IPO, to purchase up to 661,765 additional ordinary shares. This option expired unexercised in July 2024. In connection with the IPO:

-	all of the shares of convertible preferred shares outstanding automatically converted into an aggregate of 4,693,318 shares of ordinary shares;

-	57,678 warrants were converted into an aggregate of 24,630 ordinary shares by cashless exercise; 4,127,467 warrants that became convertible to ordinary shares (instead of preferred shares) were reclassified from liabilities to equity, (see Note 2(a)); As of December 31, 2024, 9,971 outstanding warrants that became convertible to ordinary shares following the IPO remain as liability following their terms (see Note 3(a));

-	outstanding convertible loans and accrued interest totaling to $69.57 million converted into 4,092,330 ordinary shares based on the IPO price of $17.00 per share; and

-	under the 2024 Note Purchase Agreement, the 2024 Note Purchasers exercised their commitment to purchase 882,353 ordinary shares and 137,040 warrants to ordinary shares in an amount of $15.0 million at $17.00 per share in a concurrent private placement.

Offering costs consist primarily of accounting, legal, and other fees related to the IPO. Prior to the IPO, no deferred offering costs were capitalized in the consolidated balance sheets. A total of $1.9 million of offering costs along with underwriters’ fees totaling to $6.75 million, were recognized in shareholders’ equity as a reduction of the IPO proceeds in the consolidated balance sheets.

c.	As of December 31, 2024, the Company had an accumulated deficit of $225,012. During the year ended December 31, 2024, the Company incurred operating losses of $30,762 and had negative cash flows from operating activities of $31,905. The Company has financed its operations mainly through the consummation of the IPO in June 2024, see Note 1(b) above, conversion of CLAs and redeemable convertible preferred shares to equity following the IPO, the issuance of shares through private financing rounds, debt financing, warrants and Note Purchase Agreements (NPAs), refer to Notes 9, 14, 15 and 21. In accordance with Group’s management assessment, its existing cash and cash equivalents, the NPAs , along with the Group’s estimated revenues provide sufficient resources to fund its planned operations through at least the next 12 months as of the issuance date of these financial statements. As to the longer term, unless the Group reaches sufficient positive cash flows from its operations and available funds at the NPAs, it may be required to obtain further funding through public or private offerings, debt financings or other sources. Adequate additional funding may not be available to the Group on acceptable terms, or at all. If the Group is unable to raise capital when needed or on attractive terms, it may need to reduce, delay, or adjust its operating expenses. These consolidated financial statements do not include any adjustments that might result from the outcome of such uncertainty.

d.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas. In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization;), Israel’s southern border with the Gaza Strip (with the Hamas terrorist organization) and on other fronts from various extremist groups in region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel. As of December 31, 2024 a ceasefire agreement has been reached between Israel and Lebanon. To date the Company’s operations and financial results have not been materially affected. The Company expects that the current conflict in the Gaza Strip, Lebanon and the security escalation in Israel will not have a material impact on its business results in the short term. However, since this is an event beyond the Company’s control, its continuation or cessation may affect our expectations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees.

As of December 31, 2024 and 2023, the Company received grants in the amount of $67 (NIS 248) and $100 (NIS 360) respectively, from the Israeli government as a support in respect of the Gaza war.